Off-Balance Sheet Activities - Financial Instruments, Contract Amount Represents Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 560	$ 4,803
Commitments to extend credit and unused lines of credit, including unused credit card lines
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 192,968	$ 136,873